FINANCIAL ASSETS PLEDGED AS COLLATERAL	3 Months Ended
Mar. 31, 2025
Disclosure of financial assets pledged as collateral [abstract]
FINANCIAL ASSETS PLEDGED AS COLLATERAL

NOTE 7. FINANCIAL ASSETS PLEDGED AS COLLATERAL
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the period/fiscal year under analysis are detailed below:

Item	03.31.25	12.31.24
Deposits as Collateral	591,647,485	616,136,549
Special Accounts as Collateral: Argentine Central Bank	440,546,234	510,599,274
Forward Purchases of Monetary Regulation Instruments	54,607,977	484,955,732
Less: Allowances	(73,021)	(74,170)
Total	1,086,728,675	1,611,617,385
Restricted availability assets are detailed in Note 36.2.